Share-Based Compensation - Amended 2015 Plan (Details) - Amended 2015 Plan ¥ in Thousands, $ in Thousands						1 Months Ended	5 Months Ended		12 Months Ended
	Dec. 01, 2018 shares	Mar. 28, 2018 CNY (¥)	Mar. 28, 2018 USD ($)	Dec. 01, 2017 shares	Sep. 17, 2017 shares	Feb. 28, 2018	Aug. 31, 2018 shares	Mar. 27, 2018 shares	Aug. 31, 2020 shares	Aug. 31, 2019 shares	Aug. 31, 2018 shares
Share-Based Compensation
Incremental share-based compensation expense		¥ 39,881	$ 5,824
Percentage increase in total number of ordinary shares						2.00%
Percentage increase in total number of ordinary shares, number of fiscal years						9 years
Class A ordinary shares
Share-Based Compensation
Share options authorized (in shares)					336,642,439
Share options
Share-Based Compensation
Number of options per each fully vested share					102.10
Total number of options vested					63,880,024
Number of options granted	49,634,837			16,442,655			9,172,674	164,865,010	93,574,240	181,667,138	303,995,200
Forfeited (in shares)									(29,876,751)	(33,355,010)	(2,804,550)
Expiration period (in years)					10 years
Requisite service period (in years)								4 years
Share options | Not executive
Share-Based Compensation
Number of options granted									93,574,240	141,997,178
Share options | Executive
Share-Based Compensation
Number of options granted										39,669,960
Share options | Share options vesting on the second, third and fourth anniversary | First tranche
Share-Based Compensation
Vesting percentage								50.00%
Share options | Share options vesting on the second, third and fourth anniversary | Second tranche
Share-Based Compensation
Vesting percentage								25.00%
Share options | Share options vesting on the second, third and fourth anniversary | Third tranche
Share-Based Compensation
Vesting percentage								25.00%
Share options | Share options vesting on the second and fourth anniversary | First tranche
Share-Based Compensation
Vesting percentage								50.00%
Share options | Share options vesting on the second and fourth anniversary | Second tranche
Share-Based Compensation
Vesting percentage								50.00%
Share options | Immediate vesting
Share-Based Compensation
Vesting percentage							100.00%
Share options | Immediate vesting | Not executive
Share-Based Compensation
Vesting percentage									100.00%	100.00%
Share options | Vesting periods of 2 years
Share-Based Compensation
Vesting percentage							33.33%
Vesting period (in years)							2 years
Share options | Vesting periods of 4 years
Share-Based Compensation
Vesting period (in years)							4 years
Share options | Vesting periods of 4 years | Not executive
Share-Based Compensation
Vesting period (in years)									4 years	4 years
Share options | Vesting periods of 4 years | First tranche
Share-Based Compensation
Vesting percentage							50.00%
Share options | Vesting periods of 4 years | First tranche | Not executive
Share-Based Compensation
Vesting percentage									50.00%	50.00%
Share options | Vesting periods of 4 years | Second tranche
Share-Based Compensation
Vesting percentage							50.00%
Share options | Vesting periods of 4 years | Second tranche | Not executive
Share-Based Compensation
Vesting percentage									50.00%	50.00%
Share options | Vesting periods of 4 years | Third tranche
Share-Based Compensation
Vesting percentage							25.00%
Share options | Vesting periods of 4 years | Third tranche | Not executive
Share-Based Compensation
Vesting percentage									25.00%	25.00%
Share options | Vesting period of 3 years | Not executive
Share-Based Compensation
Vesting percentage										33.33%
Vesting period (in years)										3 years
Share options | Vesting period of 3 years | First tranche | Not executive
Share-Based Compensation
Vesting percentage										25.00%
Share options | Vesting period of 3 years | Second tranche | Not executive
Share-Based Compensation
Vesting percentage										2.08%
Vesting period (in years)										1 year
Restricted shares | Class A ordinary shares
Share-Based Compensation
Number of options granted										14,556,320
Restricted shares | Class A ordinary shares | Vesting periods of 4 years
Share-Based Compensation
Vesting percentage										25.00%
Vesting period (in years)									4 years	4 years
Restricted shares | Class A ordinary shares | Immediate vesting after one year of vesting commencement date
Share-Based Compensation
Vesting percentage										100.00%
Restricted shares | Class A ordinary shares | With 25% of vesting on each anniversary
Share-Based Compensation
Number of options granted									39,821,200
Vesting percentage									25.00%